Intangible assets, net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, net

Note 6 - Intangible assets, net

Intangible assets comprised the following at June 30, 2026 and December 31, 2025:

Capitalized Software Development
Cost
At December 31, 2025	$13,556,077
Additions	1,391,596
Effect of movements in exchange rates	(218,671)
At June 30, 2026	$14,729,002

Accumulated amortization
At December 31, 2025	$6,825,922
Amortization for the period	1,091,422
Effect of movements in exchange rates	(116,290)
At June 30, 2026	$7,801,054

Net Book Value
At December 31, 2025	$6,730,155
At June 30, 2026	$6,927,948

The Company’s intangible assets consist of capitalized software development costs for its hosted ecommerce platform with related ongoing functionality and enhancements. The gross cost of the intangible assets is amortized over their estimated useful lives of five years, as the Company does not expect the assets to have significant residual value.

Amortization expense for the six months ended June 30, 2026 was $1,091,422 (2025 - $1,050,212) and was recorded within the “Depreciation and amortization” caption in the Consolidated Statement of Operations.